Warrant Liabilities (Details)	3 Months Ended
Jun. 30, 2025 USD ($)
Warrant Liabilities
Fair value as of April 4, 2025 (Reorganization Merger Date	$ 753,824
Change in fair value	1,540,424
Fair value as of June 30, 2025	$ 2,294,248